INVESTMENTS (Tables)	9 Months Ended
Jun. 30, 2012
INVESTMENTS [Abstract]
Schedule of Marketable Equity Securities

June 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$83,000	$-	$164,000

Total	$81,000	$83,000	$-	$164,000

September 30, 2011	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$48,000	$67,200	$-	$115,200

Total	$48,000	$67,200	$-	$115,200

Schedule of Unrealized Net Gains (Losses)

	Three Months Ended		Nine months Ended
	June 30		June 30
	2012	2011	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(164,000)	$(32,000)	$15,800	$(384,000)

Net gains/(loss) on investments	$(164,000)	$(32,000)	$15,800	$(384,000)

Schedule of Investments Measured at Fair Value on a Recurring Basis

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2012
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$164,000

Liabilities:
Derivative liabilities	$-	$-	$4,523,086

September 30, 2011
Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$115,200

Liabilities:
Derivative liabilities	$-	$-	$-